Document and Entity Information	May 08, 2025
Cover [Abstract]
Entity Registrant Name	MUELLER INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000089439
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-6770
Entity Tax Identification Number	25-0790410
Entity Address, Address Line One	150 Schilling Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Collierville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38017
City Area Code	(901)
Local Phone Number	753-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	MLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false